Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of information about payables

	2023 US$m	2022 US$m
Trade and other payables 1	1,655	2,029
Interest payable 2	69	65

	1,724	2,094
1.	Interest-free and normally settled on 30 day terms.
2.	Details regarding interest-bearing liabilities are contained in Note C.2.